Organization and Business Description (Details) - May 30, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”) [Member]
Organization and Business Description (Details) [Line Items]
Cash	$ 13.9	¥ 98.3